RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues (services provided by the Group):
Revenues	$ 639,145	$ 445,538	$ 11,548
Revenue from casino contract [Member]
Revenues (services provided by the Group):
Revenues	259,842	155,527	(56,665)
Costs and expenses (services provided to the Group):
Costs and expenses	34,704	28,847	29,871
Services fee [Member]
Revenues (services provided by the Group):
Revenues	59,529	40,473	21,889
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	47,533	61,777	1,649
Costs and expenses (services provided to the Group):
Costs and expenses	46,500	53,056	2,253
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Sale of property and equipment	9,509	914	8
Transfer-in of other long-term assets	31,193	5,527	2,423
Purchase of property and equipment	204	8	184
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Revenue from casino contract [Member]
Revenues (services provided by the Group):
Revenues	259,842	155,527	(56,665)
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms and food and beverage [Member]
Revenues (services provided by the Group):
Revenues	154,233	111,438	25,039
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services fee [Member]
Revenues (services provided by the Group):
Revenues	59,529	40,473	21,889
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	25,703	39,715	499
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	116,491	89,713	56,620
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	41,460	34,640	33,263
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Other services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	21,839	20,936	17,705
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs for construction and renovation work capitalized [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	4,618	4,674	11,864
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchases of goods and services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 315	$ 567	$ 186